REDEEMABLE NON-CONTROLLING INTERESTS - Additional Information (Details) - USD ($)		12 Months Ended
	Nov. 08, 2022	Dec. 31, 2022	Dec. 31, 2020
Redeemable Noncontrolling Interest [Line Items]
Capital contribution in sponsored fund from redeemable non-controlling interest			$ 4,251,549
Subscriptions receivable		$ 43,496
Beijing Xiangshang | Series Angel Preferred Shares
Redeemable Noncontrolling Interest [Line Items]
Shares issued	31,875,000
Aggregate cash consideration	$ 4,397,462
Capital contribution in sponsored fund from redeemable non-controlling interest	$ 4,356,074
Subscriptions receivable		$ 43,496
Non-cumulative dividend rate, as calculated on consideration paid for equity interests (as a percent)		10.00%